LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating leases
Year one	$ 5,970
Year two	5,290
Year three	4,909
Year four	4,907
Year five	2,931
Thereafter	2,602
Total lease payments	26,609 [1]
Less - imputed interest	(4,397)
Present value of lease liabilities	22,212
Sublease rental payments	$ 6,376

[1]	Total lease payments have not been reduced by sublease rental payments of $6,376 due in the future under non-cancelable subleases.